Employee benefit plans - Financial Position of Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension benefit cost included in employee benefit plans liability	$ (84,466)	$ (83,589)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	100,397	99,013	$ 110,004
Change in projected benefit obligation
Projected benefit obligation at beginning of year	99,013	110,004	106,748
Service cost	0	0	0
Interest cost	5,235	5,134	5,367
Benefits paid	(7,901)	(7,961)	(7,829)
Actuarial (gain) loss	1,122	(7,453)	3,368
Foreign exchange translation adjustment	2,928	(711)	2,350
Projected benefit obligation at end of year	100,397	99,013	110,004
Change in plan assets
Fair value of plan assets at beginning of year	126,419	136,653	137,294
Actual return on plan assets	8,950	(1,501)	3,725
Employer contribution	10,174	153	386
Benefits paid	(7,901)	(7,961)	(7,829)
Foreign exchange translation adjustment	3,781	(925)	3,077
Fair value of plan assets at end of year	141,423	126,419	136,653
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in accrued interest and other assets	41,037	27,417	26,661
Accrued pension benefit cost included in employee benefit plans liability	(11)	(11)	(12)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	41,026	27,406	26,649
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	84,455	83,578	88,682
Change in projected benefit obligation
Projected benefit obligation at beginning of year	83,578	88,682	91,983
Service cost	43	54	76
Interest cost	4,369	4,385	4,786
Benefits paid	(2,664)	(3,324)	(3,244)
Actuarial (gain) loss	(871)	(6,219)	(4,919)
Foreign exchange translation adjustment	0	0	0
Projected benefit obligation at end of year	84,455	83,578	88,682
Change in plan assets
Fair value of plan assets at beginning of year	0	0	0
Actual return on plan assets	0	0	0
Employer contribution	2,664	3,324	3,244
Benefits paid	(2,664)	(3,324)	(3,244)
Foreign exchange translation adjustment	0	0	0
Fair value of plan assets at end of year	0	0	0
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in accrued interest and other assets	0	0	0
Accrued pension benefit cost included in employee benefit plans liability	(84,455)	(83,578)	(88,682)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	$ (84,455)	$ (83,578)	$ (88,682)